8. NOTES PAYABLE (Details 1) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Short-term notes payable, including related parties	$ 130	$ 1,026
Dr. Imhoff
Short-term notes payable, including related parties	0	167
Dr. Cartwright
Short-term notes payable, including related parties	48	48
Dr. Faupel
Short-term notes payable, including related parties	4	5
Mr. Case
Short-term notes payable, including related parties	0	150
Mr. Mamula
Short-term notes payable, including related parties	0	15
Mr. Gould
Short-term notes payable, including related parties	0	100
K2 Medical (Shenghuo)
Short-term notes payable, including related parties	0	203
Everest
Short-term notes payable, including related parties	0	8
Premium Finance (Insurance)
Short-term notes payable, including related parties	78	58
Mr. Blumberg
Short-term notes payable, including related parties	0	223
Mr. Grimm
Short-term notes payable, including related parties	$ 0	$ 49